Intangible assets (Tables)	12 Months Ended
Mar. 31, 2021
Intangible assets
Schedule of estimated useful lives of finite lived intangible assets

– Licence and spectrum fees	3 – 25 years
– Computer software	3 – 5 years
– Brands	1 – 10 years
– Customer bases	2 – 32 years

Schedule of reconciliation of changes in goodwill and intangible assets

		Licence and	Computer	Customer
	Goodwill	spectrum fees	software	bases[1]	Other[1]	Total
	€m	€m	€m	€m	€m	€m
Cost:
1 April 2019	89,563	31,606	17,209	6,716	471	145,565
Exchange movements	(563)	(479)	(196)	(271)	(39)	(1,548)
Arising on acquisition	11,752	—	184	5,585	71	17,592
Disposal of subsidiaries	(1,582)	(129)	(409)	(66)	(10)	(2,196)
Additions	—	1,776	2,278	—	7	4,061
Disposals	—	(83)	(2,383)	—	(47)	(2,513)
Other	—	—	85	—	—	85
31 March 2020[2]	99,170	32,691	16,768	11,964	453	161,046
Exchange movements	107	234	43	144	11	539
Arising on acquisition	87	—	—	200	—	287
Additions	—	896	2,462	1	8	3,367
Disposals	—	(293)	(1,651)	(1)	(2)	(1,947)
Other	—	—	211	—	(4)	207
31 March 2021	99,364	33,528	17,833	12,308	466	163,499
Accumulated impairment losses and amortisation:
1 April 2019	66,210	19,004	12,232	6,653	461	104,560
Exchange movements	(103)	(338)	(119)	(231)	(34)	(825)
Impairments	1,685	—	—	—	—	1,685
Disposal of subsidiaries	—	(69)	(305)	(66)	(10)	(450)
Amortisation charge for the year	—	1,833	2,203	349	74	4,459
Disposals	—	(70)	(2,353)	—	(48)	(2,471)
Other	—	—	79	—	—	79
31 March 2020[2]	67,792	20,360	11,737	6,705	443	107,037
Exchange movements	(159)	255	3	131	11	241
Amortisation charge for the year	—	1,721	2,210	488	2	4,421
Disposals	—	(293)	(1,643)	—	(1)	(1,937)
Other	—	—	189	—	(1)	188
31 March 2021	67,633	22,043	12,496	7,324	454	109,950

Net book value:
31 March 2020[2]	31,378	12,331	5,031	5,259	10	54,009
31 March 2021	31,731	11,485	5,337	4,984	12	53,549

Schedule of net book value of significant licenses

		2021	2020
	Expiry dates	€m	€m
Germany	2025/2033/2040	3,564	4,208
Italy	2029/2037	3,429	3,683
UK	2022/2023/2033/2038/2041	1,383	1,801